Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Common stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized	25,187,755	10,000,000
Common stock, shares issued	6,935,000	6,859,000
Common stock, shares outstanding	2,380,715	0
Temporary equity shares authorized	13,923,367
Temporary equity shares issued	13,923,356
Temporary equity shares outstanding	13,923,356
Temporary Equity, Liquidation Preference	$ 51,615
Redeemable Convertible Preferred Stock [Member]
Temporary equity, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Temporary equity shares authorized	13,923,367	0
Temporary equity shares issued	13,923,356	0
Temporary equity shares outstanding	13,923,356	0
Temporary Equity, Liquidation Preference	$ 51,615	$ 0
FS DEVELOPMENT CORP. II
Shares subject to possible redemption	20,125,000
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, shares authorized		10,000,000
Class A Common Stock | FS DEVELOPMENT CORP. II
Temporary equity, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Shares subject to possible redemption	20,125,000	0
subject to possible redemption per share (in Dollars per share)	$ 10.00	$ 10.00
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	602,500	0
Common stock, shares outstanding	602,500	0
Class B Common Stock | FS DEVELOPMENT CORP. II
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	5,031,250	5,031,250
Common stock, shares outstanding	5,031,250	5,031,250
Common stock, shares issued		2,875,000
Common stock, shares outstanding		2,875,000
Common shares subject to forfeiture		375,000